Intangible assets - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Development cost
Disclosure of intangible assets
Additions		€ 15,500,000
Europe
Disclosure of intangible assets
Discount rate	11.90%
United States
Disclosure of intangible assets
Discount rate	13.00%
Gross value [Member]
Disclosure of intangible assets
Tax incentives relating to investments	€ 377,000
Additions	8,085,000	15,463,000
Gross value [Member] | Development cost
Disclosure of intangible assets
Additions	€ 8,085,000	€ 15,463,000
Genio system, first-generation
Disclosure of intangible assets
Remaining amortization period in years	11 years
Consolidated entity
Disclosure of intangible assets
Amortisation intangible assets other than goodwill	€ 1,000,000.0
Consolidated entity | Genio system, first-generation
Disclosure of intangible assets
Amortisation intangible assets other than goodwill	€ 1,000,000.0